15. STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)	8 Months Ended	12 Months Ended
	Aug. 27, 2018	Dec. 31, 2018	Dec. 31, 2017
Weighted average grant date fair value		$ 0.13	$ 0.10
2008 Equity Incentive Plan [Member]
Shares authorized under plan		6,108,571
2011 Stock Incentive Plan [Member]
Shares authorized under plan		31,500,000
Convertible Line of Credit [Member]
Warrants issued			1,916,667
Warrants issued fair value			$ 179,612
Lender Note [Member]
Warrants issued			2,500,000
Warrants issued fair value			$ 187,142
Warrants [Member]
Warrants issued		0	4,416,667
Number of Warrants Expired		645,067	26,831,589
Warrants weighted average remaining contractual life		2 years 2 months 19 days
Warrants [Member] | Private Placement [Member]
Warrants issued		273,333
Warrants issued fair value		$ 26,206
Warrants [Member] | Note Payable [Member]
Warrants issued fair value	$ 115,521
Warrants [Member] | Convertible Line of Credit [Member]
Warrants issued		407,784
Warrants issued fair value		$ 61,282
Employee Stock Option [Member]
Stock option compensation expense		111,572	$ 220,084
Total unrecognized compensation cost related to unvested options		$ 6,638
Stock options issued, shares		707,500	645,000
Stock options issued, value		$ 94,204	$ 61,632
Weighted average remaining contractual life		4 years 8 months 23 days
Weighted average grant date fair value		$ 0.13	$ 0.10